Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding, Begining	5,050,000	5,050,000	5,050,000
Expired	(2,500,000)
Outstanding, Ending	2,550,000	5,050,000	5,050,000
Weighted average exercise price
Outstanding, Begining	$ 0.05	$ 0.05	$ 0.05
Expired	0.05
Outstaing, Ending	$ 0.05	$ 0.05	$ 0.05